FINANCIAL RISK MANAGEMENT - Net Income and Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net income (loss)	$ 150.0	$ (47.5)
Other comprehensive loss	(13.2)	(140.1)
USD | Currencies (sold/bought)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net income (loss)	(5.6)	7.9
Other comprehensive loss	(8.0)	28.9
€ | Currencies (sold/bought)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net income (loss)	(2.1)	4.6
Other comprehensive loss	(0.7)	(3.8)
GBP | Currencies (sold/bought)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net income (loss)	0.0	(0.5)
Other comprehensive loss	$ 0.1	$ (0.7)